Commitments and Contingencies - Additional Information - Redeemable Non-Controlling Interest (Detail) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 31, 2015 $ / shares shares	Jun. 30, 2016 USD ($) quarter $ / shares shares	Jul. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2015
Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Period for optional conversion to common units			3 years
Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage				29.00%		37.00%
Incentive distribution | $				$ 20.6
Teekay Offshore [Member] | Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Public offering made by Partnership (in shares)			10,400,000
Preferred units dividend rate			8.60%
Net proceeds from public offering | $			$ 249.8
Conversion period		18 months	18 months
Shares issued upon conversion	1		1
Weighted average price of common units (dollars per share) | $ / shares	$ 35.925
Teekay Offshore [Member] | Series C-1 Preferred Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares issued upon conversion		1.474
Period for optional conversion to common units		3 years
Conversion of convertible securities (in shares)		8,500,000
Percent of issuance price		150.00%
Issuance price (in dollars per share) | $ / shares		$ 16.25
Number of quarters | quarter		8
Percent discount on 10 days		2.00%
Consecutive trading days		10 days
Teekay Offshore [Member] | Series D Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Joint venture ownership percentage				74.00%
Ownership percentage				26.00%
Preferred units dividend rate		10.50%		10.50%
Number of quarters | quarter		8
Percent discount on 10 days		4.00%
Consecutive trading days		10 days
Units issued		4,000,000
Premium to liquidation value in redemption after June 29, 2021		10.00%
Premium to liquidation value in redemption after June 29, 2022		5.00%
Redemption price per share (in dollars per share) | $ / shares		$ 4.00
Percent of common units purchased		90.00%
Common Stock [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Conversion of convertible securities (in shares)		1,900,000
Non-controlling Interests [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary | $					$ 35.0
Joint venture ownership percentage					33.00%
Ownership percentage					67.00%
Affiliated Entity [Member] | Teekay Offshore [Member] | Series D Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Units issued		1,040,000
Induced Exchange of Series C Preferred Units [Member] | Teekay Offshore [Member] | Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares converted		1,900,000
Inducement Premium on Series C Preferred Units Conversion [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Conversion of convertible securities (in shares)		6,400,000
Conversion of units | $		$ 37.7
Extinguishment of Series C Preferred Units [Member] | Teekay Offshore [Member] | Series C Preferred Stock [Member]
Redeemable Noncontrolling Interest [Line Items]
Shares converted		8,500,000
Non-controlling Interests [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Incentive distribution | $				$ 14.6
Non-controlling Interests [Member] | Inducement Premium on Series C Preferred Units Conversion [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Conversion of units | $		$ 26.7
Retained Earnings [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Incentive distribution | $				6.0
Retained Earnings [Member] | Inducement Premium on Series C Preferred Units Conversion [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Conversion of units | $				$ 11.0
Limited Partner [Member] | Common Stock [Member] | Teekay Offshore [Member]
Redeemable Noncontrolling Interest [Line Items]
Conversion of convertible securities (in shares)		8,300,000